Income Taxes- U.S. And Non-U.S. Components Of Income (Loss) Before Provision (Benefit) For Income Taxes (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2018	Jun. 30, 2017	Aug. 14, 2015	Dec. 31, 2017	Dec. 31, 2016
Income taxes
U.S.	$ (16,827)				$ (26,981)	$ (44,971)
Non-U.S.	(4,916)				30,412	(71,450)
Loss from continuing operations before provision for income taxes	$ (21,743)	$ 435,189	$ (34,325)		$ 3,431	$ (116,421)
Predecessor [Member]
Income taxes
U.S.				$ (84,599)
Non-U.S.				(10,919)
Loss from continuing operations before provision for income taxes				$ (95,518)